UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Semiannual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2019

Eaton Vance

Hexavest Equity Funds

Table of Contents

Performance and Fund Profile

Hexavest Global Equity Fund	2
Hexavest International Equity Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Special Meeting of Shareholders	38

Officers and Trustees	39

Important Notices	40

Eaton Vance

Hexavest Global Equity Fund

January 31, 2019

Performance1,2

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, Etienne Durocher-Dumais, CFA, and Kevin LeBlanc, CFA each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–2.97%	–5.90%	5.99%	7.62%
Class A with 5.75% Maximum Sales Charge	—	—	–8.53	–11.33	4.75	6.63
Class C at NAV	12/01/2016	08/29/2012	–3.33	–6.63	5.65	7.35
Class C with 1% Maximum Sales Charge	—	—	–4.23	–7.50	5.65	7.35
Class I at NAV	08/29/2012	08/29/2012	–2.82	–5.68	6.26	7.89
MSCI World Index	—	—	–5.00%	–6.54%	6.94%	9.49%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.35%	2.10%	1.10%
Net				1.16	1.91	0.91

Fund Profile

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4,5

Verizon Communications, Inc.	2.2%

MSCI Emerging Markets Index Futures Contracts	1.9

Johnson & Johnson	1.8

Pfizer, Inc.	1.6

Barrick Gold Corp.	1.4

Yamana Gold, Inc.	1.4

JPMorgan Chase & Co.	1.4

AT&T, Inc.	1.3

Apple, Inc.	1.3

Bank of America Corp.	1.2

Total	15.5%

Geographic Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

January 31, 2019

Performance1,2

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, and Etienne Durocher-Dumais, CFA each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–3.86%	–9.12%	2.03%	4.31%
Class A with 5.75% Maximum Sales Charge	—	—	–9.41	–14.36	0.83	3.35
Class I at NAV	08/29/2012	08/29/2012	–3.74	–8.98	2.29	4.57
MSCI EAFE Index	—	—	–7.80%	–12.51%	2.66%	6.17%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.03%	2.78%
Net					1.16	0.91

Fund Profile

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4,5

TOPIX Index Futures Contracts	2.6%

Nestle SA	2.4

Roche Holding AG PC	2.2

Novartis AG	2.1

Barrick Gold Corp.	1.9

Total SA	1.8

MSCI Emerging Markets Index Futures Contracts	1.8

Sanofi	1.8

Newcrest Mining, Ltd.	1.6

Deutsche Telekom AG	1.4

Total	19.6%

Geographic Allocation (% of net assets)4,5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C for the Hexavest Global Equity Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

4

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$970.30	$5.71	**	1.15%
Class C	$1,000.00	$966.70	$9.42	**	1.90%
Class I	$1,000.00	$971.80	$4.47	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**	1.15%
Class C	$1,000.00	$1,015.60	$9.65	**	1.90%
Class I	$1,000.00	$1,020.70	$4.58	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$961.40	$5.69	**	1.15%
Class I	$1,000.00	$962.60	$4.45	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.85	**	1.15%
Class I	$1,000.00	$1,020.70	$4.58	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Global Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 89.2%
Security	Shares	Value

Australia — 2.8%

AGL Energy, Ltd.	3,797	$59,327

Amcor, Ltd.	6,460	64,140

Australia and New Zealand Banking Group, Ltd.	3,828	69,684

BHP Group, Ltd.	3,562	90,948

Brambles, Ltd.	6,895	53,498

Caltex Australia, Ltd.	3,443	67,296

Cimic Group, Ltd.	1,165	37,980

Commonwealth Bank of Australia	1,171	59,666

CSL, Ltd.	287	40,810

National Australia Bank, Ltd.	8,367	145,290

Newcrest Mining, Ltd.	25,691	457,063

Oil Search, Ltd.	16,295	92,779

Rio Tinto, Ltd.	1,201	76,366

Santos, Ltd.	16,450	77,614

Tabcorp Holdings, Ltd.	11,400	38,634

Telstra Corp., Ltd.	44,299	100,436

Westpac Banking Corp.	7,323	130,877

Woodside Petroleum, Ltd.	5,504	137,674

		$1,800,082

Belgium — 0.4%

Proximus SA	4,436	$119,088

UCB SA	1,558	135,005

		$254,093

Canada — 6.5%

Alamos Gold, Inc., Class A	21,523	$95,993

B2Gold Corp.(1)	148,640	471,189

Barrick Gold Corp.	116,652	1,548,752

Goldcorp, Inc.	20,074	224,628

Loblaw Cos., Ltd.	3,338	161,648

Manulife Financial Corp.	8,152	130,971

Metro, Inc.	2,721	98,925

Osisko Gold Royalties, Ltd.	11,140	109,030

Pan American Silver Corp.	7,886	117,580

SSR Mining, Inc.(1)	18,928	259,692

Wheaton Precious Metals Corp.	1,185	24,963

Yamana Gold, Inc.	306,793	868,224

		$4,111,595

Denmark — 0.3%

Novo Nordisk A/S, Class B	3,632	$170,218

		$170,218

Security	Shares	Value

France — 5.1%

Airbus SE	644	$74,227

AXA SA	11,157	258,733

BNP Paribas SA	8,314	391,805

Carrefour SA	7,760	153,461

Casino Guichard-Perrachon SA	1,679	82,612

Credit Agricole SA	14,095	160,985

Engie SA	14,377	230,482

Kering	286	143,435

Klepierre SA	1,994	68,332

LVMH Moet Hennessy Louis Vuitton SE	483	154,947

Natixis SA	18,809	96,416

Orange SA	11,562	179,331

Peugeot SA	5,804	146,002

Renault SA	1,338	94,684

Sanofi	3,388	294,478

Schneider Electric SE	812	57,751

Total SA	7,267	398,385

Valeo SA	2,479	77,552

Veolia Environnement SA	7,503	158,506

		$3,222,124

Germany — 4.7%

adidas AG	190	$45,209

Allianz SE	752	159,554

BASF SE	3,565	261,163

Bayer AG	3,534	267,862

Bayerische Motoren Werke AG	1,778	149,797

Continental AG	563	88,974

Covestro AG(2)	3,209	177,328

Daimler AG	2,547	150,882

Deutsche Post AG	2,828	83,528

Deutsche Telekom AG	22,200	360,991

Deutsche Wohnen SE	1,811	90,473

Fresenius Medical Care AG & Co. KGaA	1,345	98,925

Hannover Rueck SE	532	76,786

MAN SE	994	102,758

Merck KGaA	1,836	192,778

Metro AG	8,865	150,021

Muenchener Rueckversicherungs-Gesellschaft AG	381	85,024

RWE AG	6,751	167,908

SAP SE	1,589	164,311

Volkswagen AG, PFC Shares	670	114,280

		$2,988,552

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong — 0.5%

AIA Group, Ltd.	12,502	$112,887

CK Infrastructure Holdings, Ltd.	6,000	48,443

CLP Holdings, Ltd.	4,500	52,412

Galaxy Entertainment Group, Ltd.	3,000	20,888

HKT Trust and HKT, Ltd.	26,000	38,344

Sands China, Ltd.	3,600	17,270

SJM Holdings, Ltd.	18,000	19,010

Wynn Macau, Ltd.	7,600	18,656

		$327,910

Italy — 0.4%

Enel SpA	28,811	$174,131

UniCredit SpA	7,756	89,663

		$263,794

Japan — 8.7%

ABC-Mart, Inc.	700	$40,217

Ain Holdings, Inc.	500	36,607

Ajinomoto Co., Inc.	1,800	31,166

Asahi Group Holdings, Ltd.	800	33,512

Chubu Electric Power Co., Inc.	1,500	23,743

COSMOS Pharmaceutical Corp.	200	38,289

Dai-ichi Life Holdings, Inc.	15,106	245,276

Daifuku Co., Ltd.	1,000	50,256

Daito Trust Construction Co., Ltd.	600	83,335

Daiwa House REIT Investment Corp.	9	21,194

Electric Power Development Co., Ltd.	1,400	35,016

FANUC Corp.	400	68,033

Fujitsu, Ltd.	1,400	93,962

Hikari Tsushin, Inc.	200	32,057

Hitachi Construction Machinery Co., Ltd.	1,900	48,254

Hokuriku Electric Power Co.(1)	2,100	18,484

Honda Motor Co., Ltd.	900	27,020

ITOCHU Corp.	900	16,510

Itochu Techno-Solutions Corp.	2,700	56,313

Japan Prime Realty Investment Corp.	12	48,943

Japan Real Estate Investment Corp.	7	41,031

Japan Retail Fund Investment Corp.	25	51,285

JGC Corp.	2,400	36,822

JXTG Holdings, Inc.	8,800	48,067

Kajima Corp.	3,600	51,209

Kansai Electric Power Co., Inc. (The)	4,800	73,063

KDDI Corp.	1,700	42,474

Kirin Holdings Co., Ltd.	1,700	40,586

Komatsu, Ltd.	8,000	210,657

Security	Shares	Value

Japan (continued)

Mitsubishi Corp.	4,000	$117,233

Mitsubishi Motors Corp.	7,200	44,735

Mitsubishi Tanabe Pharma Corp.	3,000	47,000

Mitsubishi UFJ Financial Group, Inc.	84,000	450,569

Mizuho Financial Group, Inc.	217,400	356,831

Nippon Prologis REIT, Inc.	33	71,969

Nippon Telegraph & Telephone Corp.	1,000	42,988

Nissan Motor Co., Ltd.	7,700	65,758

Nomura Real Estate Master Fund, Inc.	37	53,022

NTT Data Corp.	5,800	69,143

NTT DoCoMo, Inc.	2,100	50,456

Obayashi Corp.	9,400	89,444

Ono Pharmaceutical Co., Ltd.	2,500	54,615

Panasonic Corp.	3,200	31,335

Pola Orbis Holdings, Inc.	1,500	44,864

Qol Holdings Co., Ltd.	2,200	34,372

Rakuten, Inc.	6,000	45,299

Resona Holdings, Inc.	104,842	529,723

Seven & i Holdings Co., Ltd.	700	30,480

Shikoku Electric Power Co., Inc.	4,200	53,223

Shimizu Corp.	5,800	49,359

Shionogi & Co., Ltd.	600	37,007

Sony Corp.	700	35,075

Sumitomo Mitsui Financial Group, Inc.	16,300	606,392

Sundrug Co., Ltd.	1,100	35,202

Suzuki Motor Corp.	700	36,554

Taisei Corp.	1,100	51,791

Takeda Pharmaceutical Co., Ltd.	6,800	274,538

Takeda Pharmaceutical Co., Ltd. ADR	2,451	48,946

Tokyo Electric Power Co. Holdings, Inc.(1)	29,800	183,417

Tokyo Gas Co., Ltd.	1,900	49,961

Toyota Motor Corp.	500	30,775

Tsuruha Holdings, Inc.	400	37,026

United Urban Investment Corp.	26	41,512

Welcia Holdings Co., Ltd.	800	30,344

Yahoo! Japan Corp.	16,400	44,328

		$5,518,667

Netherlands — 1.5%

Aegon NV	29,431	$151,621

Coca-Cola European Partners PLC	2,514	119,616

ING Groep NV	13,084	155,252

Koninklijke Ahold Delhaize NV	9,536	251,237

Unilever NV	3,157	169,058

Wolters Kluwer NV	1,756	109,207

		$955,991

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway — 0.2%

DNB ASA	3,648	$64,749

Telenor ASA	4,583	86,765

		$151,514

Singapore — 0.7%

Ascendas Real Estate Investment Trust	21,000	$42,826

CapitaLand Mall Trust	28,000	50,001

CapitaLand, Ltd.	20,000	49,584

City Developments, Ltd.	7,000	47,911

Singapore Telecommunications, Ltd.	24,000	53,492

StarHub, Ltd.	34,953	46,320

Suntec Real Estate Investment Trust	28,000	40,176

UOL Group, Ltd.	12,000	59,385

Wilmar International, Ltd.	15,000	37,151

		$426,846

Spain — 1.9%

Banco Bilbao Vizcaya Argentaria SA	54,820	$325,365

CaixaBank SA	35,008	132,400

Endesa SA	5,709	142,791

Iberdrola SA	29,759	245,972

Repsol SA	8,203	143,988

Telefonica SA	25,658	220,699

		$1,211,215

Sweden — 0.1%

Telia Co. AB	19,386	$84,483

		$84,483

Switzerland — 4.1%

ABB, Ltd.	2,973	$56,905

Adecco Group AG	1,343	67,299

Barry Callebaut AG	52	88,467

Geberit AG	309	120,798

Kuehne & Nagel International AG	340	45,978

Nestle SA	7,133	621,883

Novartis AG	8,051	702,858

Roche Holding AG PC	1,897	504,670

Swisscom AG	558	267,451

Zurich Insurance Group AG	328	102,944

		$2,579,253

United Kingdom — 4.3%

Antofagasta PLC	4,146	$47,397

Aviva PLC	26,810	145,809

Security	Shares	Value

United Kingdom (continued)

BP PLC	24,166	$165,081

British American Tobacco PLC	7,650	269,663

BT Group PLC	62,478	190,520

Centamin PLC	58,850	91,018

Centrica PLC	59,562	107,036

Imperial Brands PLC	7,423	246,399

J Sainsbury PLC	55,354	207,270

Legal & General Group PLC	44,641	152,087

Lloyds Banking Group PLC	267,276	203,762

National Grid PLC	10,794	117,540

Reckitt Benckiser Group PLC	278	21,391

Rio Tinto PLC	3,584	198,275

Rolls-Royce Holdings PLC	5,132	59,651

Royal Dutch Shell PLC, Class A	2,494	77,315

Royal Mail PLC	16,312	57,474

Smith & Nephew PLC	1,905	35,888

Tesco PLC	36,006	105,405

Unilever PLC	1,846	96,978

Vodafone Group PLC	92,235	168,217

		$2,764,176

United States — 47.0%

Abbott Laboratories	2,190	$159,826

AbbVie, Inc.	1,965	157,770

Accenture PLC, Class A	3,346	513,778

Advance Auto Parts, Inc.	1,323	210,622

AES Corp. (The)	27,977	458,543

Aflac, Inc.	8,838	421,573

Allstate Corp. (The)	4,147	364,397

Altria Group, Inc.	7,800	384,930

Ameren Corp.	4,397	304,888

American Electric Power Co., Inc.	3,800	300,656

American Express Co.	3,506	360,066

Amgen, Inc.	896	167,651

Aon PLC	1,211	189,195

Apple, Inc.	5,026	836,527

Archer-Daniels-Midland Co.	2,969	133,308

Arthur J. Gallagher & Co.	2,420	180,798

AT&T, Inc.	28,380	853,103

Bank of America Corp.	26,271	747,935

Biogen, Inc.(1)	560	186,917

Bristol-Myers Squibb Co.	6,631	327,372

Brookfield Property Partners, Ltd.	5,506	100,209

Carnival Corp.	3,535	203,545

Centene Corp.(1)	1,542	201,339

Cigna Corp.	2,709	541,285

Cisco Systems, Inc.	9,352	442,256

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Citigroup, Inc.	3,283	$211,622

Citrix Systems, Inc.	1,864	191,135

Coca-Cola Co. (The)	5,524	265,870

Comcast Corp., Class A	18,453	674,826

Conagra Brands, Inc.	5,049	109,260

Consolidated Edison, Inc.	3,134	243,355

CVS Health Corp.	6,421	420,897

Dollar General Corp.	3,927	453,294

DowDuPont, Inc.	7,592	408,526

DTE Energy Co.	2,756	324,519

Duke Energy Corp.	3,447	302,578

DXC Technology Co.	3,295	211,275

Eastman Chemical Co.	1,827	147,293

Edison International	4,504	256,593

Eli Lilly & Co.	2,179	261,175

Entergy Corp.	4,589	409,293

Everest Re Group, Ltd.	550	120,477

Exelon Corp.	10,609	506,686

HCP, Inc.	7,081	223,335

Hershey Co. (The)	1,145	121,484

Hewlett Packard Enterprise Co.	14,647	228,347

HollyFrontier Corp.	3,384	190,655

HP, Inc.	10,536	232,108

Johnson & Johnson	8,624	1,147,682

JPMorgan Chase & Co.	8,311	860,188

Kroger Co. (The)	6,083	172,331

LyondellBasell Industries NV, Class A	1,391	120,975

McDonald’s Corp.	1,152	205,955

Medtronic PLC	4,997	441,685

Merck & Co., Inc.	5,964	443,901

MetLife, Inc.	3,312	151,259

Microsoft Corp.	6,927	723,387

Mondelez International, Inc., Class A	6,645	307,398

Motorola Solutions, Inc.	2,139	250,070

Nasdaq, Inc.	1,498	131,884

NextEra Energy, Inc.	2,253	403,242

O’Reilly Automotive, Inc.(1)	535	184,393

PepsiCo, Inc.	4,713	531,014

Pfizer, Inc.	24,216	1,027,969

Philip Morris International, Inc.	4,282	328,515

Phillips 66	1,566	149,412

Pinnacle West Capital Corp.	936	82,480

Procter & Gamble Co. (The)	3,607	347,967

Progressive Corp. (The)	6,112	411,276

Public Service Enterprise Group, Inc.	7,429	405,252

Realty Income Corp.	7,301	501,506

Security	Shares	Value

United States (continued)

Ross Stores, Inc.	1,802	$166,000

Starbucks Corp.	1,793	122,175

Sysco Corp.	5,365	342,555

TJX Cos., Inc. (The)	6,307	313,647

Universal Health Services, Inc., Class B	2,837	375,988

Ventas, Inc.	2,961	190,955

Verizon Communications, Inc.	25,513	1,404,746

Visa, Inc., Class A	1,801	243,153

Walgreens Boots Alliance, Inc.	6,028	435,583

Walmart, Inc.	4,065	389,549

Walt Disney Co. (The)	2,209	246,348

Waste Management, Inc.	3,628	347,091

WEC Energy Group, Inc.	2,500	182,575

Welltower, Inc.	2,575	199,537

Xcel Energy, Inc.	3,889	203,628

Zoetis, Inc.	2,065	177,920

		$29,934,283

Total Common Stocks (identified cost $52,802,083)		$56,764,796

Short-Term Investments — 8.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(3)	5,251,011	$5,251,011

Total Short-Term Investments (identified cost $5,250,574)		$5,251,011

Total Investments — 97.5% (identified cost $58,052,657)		$62,015,807

Other Assets, Less Liabilities — 2.5%		$1,605,198

Net Assets — 100.0%		$63,621,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $177,328 or 0.3% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	15.3%	$9,741,791

Health Care	14.1	8,944,975

Consumer Staples	11.2	7,143,397

Utilities	9.9	6,325,743

Materials	9.2	5,860,543

Communication Services	8.3	5,275,406

Information Technology	6.7	4,255,765

Consumer Discretionary	5.6	3,528,676

Real Estate	3.3	2,076,521

Industrials	3.2	2,063,713

Energy	2.4	1,548,266

Short-Term Investments	8.3	5,251,011

Total Investments	97.5%	$62,015,807

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	603,363	USD	422,883	State Street Bank and Trust Company	3/20/19	$15,982	$—

CAD	1,279,737	USD	942,282	State Street Bank and Trust Company	3/20/19	32,767	—

CAD	264,592	USD	199,177	State Street Bank and Trust Company	3/20/19	2,419	—

CHF	429,876	USD	437,995	State Street Bank and Trust Company	3/20/19	—	(3,875)

DKK	1,228,964	USD	188,125	State Street Bank and Trust Company	3/20/19	1,059	—

EUR	380,868	USD	437,534	State Street Bank and Trust Company	3/20/19	62	—

EUR	320,271	USD	368,315	State Street Bank and Trust Company	3/20/19	—	(341)

EUR	951,141	USD	1,093,163	State Street Bank and Trust Company	3/20/19	—	(356)

EUR	191,865	USD	222,211	State Street Bank and Trust Company	3/20/19	—	(1,769)

EUR	2,069,864	USD	2,383,446	State Street Bank and Trust Company	3/20/19	—	(5,289)

GBP	1,610,530	USD	2,047,852	State Street Bank and Trust Company	3/20/19	69,324	—

GBP	1,392,188	USD	1,768,080	State Street Bank and Trust Company	3/20/19	62,066	—

GBP	723,991	USD	934,135	State Street Bank and Trust Company	3/20/19	17,611	—

GBP	223,035	USD	285,572	State Street Bank and Trust Company	3/20/19	7,626	—

JPY	228,667,065	USD	2,034,586	State Street Bank and Trust Company	3/20/19	72,272	—

JPY	62,796,924	USD	557,318	State Street Bank and Trust Company	3/20/19	21,271	—

JPY	340,730,827	USD	3,120,374	State Street Bank and Trust Company	3/20/19	18,999	—

JPY	17,103,299	USD	155,982	State Street Bank and Trust Company	3/20/19	1,602	—

NOK	2,745,280	USD	318,093	State Street Bank and Trust Company	3/20/19	8,069	—

SEK	7,187,067	USD	797,828	State Street Bank and Trust Company	3/20/19	—	(727)

USD	2,102,724	AUD	2,914,569	State Street Bank and Trust Company	3/20/19	—	(17,230)

USD	304,430	CAD	403,462	State Street Bank and Trust Company	3/20/19	—	(2,973)

USD	768,658	CAD	1,015,947	State Street Bank and Trust Company	3/20/19	—	(5,406)

USD	3,701,875	CAD	4,950,425	State Street Bank and Trust Company	3/20/19	—	(69,921)

USD	1,349,210	CHF	1,325,160	State Street Bank and Trust Company	3/20/19	10,969	—

USD	421,748	EUR	365,937	State Street Bank and Trust Company	3/20/19	1,306	—

USD	2,836,223	EUR	2,483,297	State Street Bank and Trust Company	3/20/19	—	(16,946)

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,148,794	GBP	2,403,434	State Street Bank and Trust Company	3/20/19	$—	$(10,719)

USD	1,054,653	GBP	833,910	State Street Bank and Trust Company	3/20/19	—	(41,590)

USD	188,272	JPY	20,462,173	State Street Bank and Trust Company	3/20/19	—	(259)

USD	276,087	JPY	30,143,847	State Street Bank and Trust Company	3/20/19	—	(1,648)

USD	618,337	JPY	67,857,164	State Street Bank and Trust Company	3/20/19	—	(6,875)

USD	282,885	NOK	2,411,531	State Street Bank and Trust Company	3/20/19	—	(3,625)

USD	147,512	SEK	1,317,740	State Street Bank and Trust Company	3/20/19	1,364	—

USD	216,258	SEK	1,942,017	State Street Bank and Trust Company	3/20/19	873	—

CNY	1,116,520	USD	163,809	State Street Bank and Trust Company	3/27/19	2,726	—

USD	157,824	CNY	1,094,271	State Street Bank and Trust Company	3/27/19	—	(5,392)

USD	282,742	CNY	1,953,012	State Street Bank and Trust Company	3/27/19	—	(8,560)

						$348,367	$(203,501)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Equity Futures

FTSE China A50 Index	19	Long	2/27/19	$219,526	$7,875

MSCI Emerging Markets Index	23	Long	3/15/19	1,224,290	114,288

SPI 200 Index	2	Long	3/21/19	211,588	11,283

					$133,446

FTSE China A50 Index:  Free-float adjusted, liquidity-screened index comprising the largest 50 A-share companies by full market capitalization of the securities listed on the Shanghai and Shenzhen Stock Exchanges.

SPI 200 Index:  Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

JPY	–	Japanese Yen

NOK	–	Norwegian Krone

SEK	–	Swedish Krona

USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 86.3%
Security	Shares	Value

Australia — 6.6%

AGL Energy, Ltd.	3,965	$61,952

Amcor, Ltd.	9,061	89,964

Australia and New Zealand Banking Group, Ltd.	7,950	144,721

BHP Group, Ltd.	4,562	116,481

Brambles, Ltd.	12,663	98,251

Caltex Australia, Ltd.	5,913	115,574

Cimic Group, Ltd.	1,822	59,398

Commonwealth Bank of Australia	1,968	100,276

CSL, Ltd.	446	63,419

National Australia Bank, Ltd.	15,540	269,847

Newcrest Mining, Ltd.	41,487	738,086

Oil Search, Ltd.	23,037	131,165

Rio Tinto, Ltd.	3,431	218,162

Santos, Ltd.	16,445	77,591

Tabcorp Holdings, Ltd.	17,834	60,439

Telstra Corp., Ltd.	66,787	151,422

Westpac Banking Corp.	15,358	274,478

Woodside Petroleum, Ltd.	7,962	199,157

		$2,970,383

Belgium — 1.5%

Colruyt SA	1,871	$134,368

Proximus SA	8,148	218,739

UCB SA	3,641	315,504

		$668,611

Canada — 6.0%

Agnico Eagle Mines, Ltd.	535	$23,315

Alamos Gold, Inc., Class A	19,297	86,065

B2Gold Corp.(1)	129,316	409,932

Barrick Gold Corp.	79,757	1,055,572

Franco-Nevada Corp.	296	22,981

New Gold, Inc.(1)	339,149	393,413

Osisko Gold Royalties, Ltd.	14,461	141,534

Pan American Silver Corp.	9,767	145,626

Wheaton Precious Metals Corp.	1,631	34,359

Yamana Gold, Inc.	131,803	373,002

		$2,685,799

Denmark — 0.7%

Novo Nordisk A/S, Class B	7,112	$333,312

		$333,312

Security	Shares	Value

France — 12.3%

Airbus SE	1,146	$132,088

AXA SA	21,579	500,421

BNP Paribas SA	12,919	608,820

Carrefour SA	10,434	206,341

Casino Guichard-Perrachon SA	2,058	101,261

Credit Agricole SA	22,987	262,544

Engie SA	22,934	367,662

Kering	437	219,165

Klepierre SA	3,484	119,393

LVMH Moet Hennessy Louis Vuitton SE	840	269,472

Natixis SA	32,076	164,424

Orange SA	17,009	263,816

Peugeot SA	7,227	181,798

Renault SA	1,926	136,293

Sanofi	9,150	795,299

Schneider Electric SE	844	60,027

Total SA	14,789	810,750

Valeo SA	4,460	139,525

Veolia Environnement SA	10,699	226,023

		$5,565,122

Germany — 11.9%

adidas AG	437	$103,980

Allianz SE	1,205	255,668

BASF SE	6,181	452,805

Bayer AG	7,152	542,091

Bayerische Motoren Werke AG	3,276	276,004

Continental AG	1,198	189,328

Covestro AG(2)	3,960	218,828

Daimler AG	5,151	305,140

Deutsche Post AG	9,097	268,690

Deutsche Telekom AG	39,369	640,173

Deutsche Wohnen SE	3,686	184,143

Fresenius Medical Care AG & Co. KGaA	2,100	154,455

Hannover Rueck SE	613	88,476

MAN SE	1,374	142,042

Merck KGaA	3,372	354,057

Metro AG	14,385	243,436

Muenchener Rueckversicherungs-Gesellschaft AG	742	165,585

RWE AG	11,884	295,574

SAP SE	2,788	288,294

Volkswagen AG, PFC Shares	1,101	187,794

		$5,356,563

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong — 1.0%

AIA Group, Ltd.	10,925	$98,648

CK Infrastructure Holdings, Ltd.	6,000	48,443

CLP Holdings, Ltd.	9,500	110,647

Galaxy Entertainment Group, Ltd.	5,000	34,813

HKT Trust and HKT, Ltd.	50,000	73,738

Sands China, Ltd.	6,800	32,622

SJM Holdings, Ltd.	32,000	33,796

Wynn Macau, Ltd.	14,000	34,366

		$467,073

Italy — 1.0%

Enel SpA	36,779	$222,289

Telecom Italia SpA(1)	84,886	47,231

UniCredit SpA	17,561	203,014

		$472,534

Japan — 16.3%

ABC-Mart, Inc.	1,200	$68,943

Ain Holdings, Inc.	600	43,929

Ajinomoto Co., Inc.	3,200	55,407

Asahi Group Holdings, Ltd.	1,200	50,267

Chubu Electric Power Co., Inc.	3,800	60,148

COSMOS Pharmaceutical Corp.	600	114,868

Dai-ichi Life Holdings, Inc.	9,747	158,262

Daifuku Co., Ltd.	1,200	60,307

Daito Trust Construction Co., Ltd.	1,200	166,671

Daiwa House REIT Investment Corp.	6	14,129

Electric Power Development Co., Ltd.	1,900	47,522

FANUC Corp.	600	102,049

Fujitsu, Ltd.	1,900	127,519

Hikari Tsushin, Inc.	600	96,170

Hitachi Construction Machinery Co., Ltd.	3,200	81,270

Hokuriku Electric Power Co.(1)	3,200	28,166

Honda Motor Co., Ltd.	1,200	36,026

ITOCHU Corp.	2,500	45,861

Itochu Techno-Solutions Corp.	4,400	91,770

Japan Prime Realty Investment Corp.	18	73,414

Japan Real Estate Investment Corp.	12	70,340

Japan Retail Fund Investment Corp.	75	153,856

JGC Corp.	3,800	58,302

JXTG Holdings, Inc.	11,300	61,722

Kajima Corp.	6,300	89,615

Kansai Electric Power Co., Inc. (The)	8,100	123,294

KDDI Corp.	5,100	127,422

Kirin Holdings Co., Ltd.	3,800	90,721

Security	Shares	Value

Japan (continued)

Komatsu, Ltd.	5,000	$131,661

Mitsubishi Corp.	3,800	111,371

Mitsubishi Motors Corp.	6,900	42,871

Mitsubishi Tanabe Pharma Corp.	4,400	68,933

Mitsubishi UFJ Financial Group, Inc.	91,700	491,871

Mizuho Financial Group, Inc.	223,700	367,172

Nippon Prologis REIT, Inc.	51	111,225

Nippon Telegraph & Telephone Corp.	2,500	107,470

Nissan Motor Co., Ltd.	7,500	64,050

Nomura Real Estate Master Fund, Inc.	87	124,674

NTT Data Corp.	10,700	127,557

NTT DoCoMo, Inc.	5,700	136,953

Obayashi Corp.	10,100	96,104

Ono Pharmaceutical Co., Ltd.	6,100	133,261

Panasonic Corp.	8,100	79,317

Pola Orbis Holdings, Inc.	1,900	56,828

Qol Holdings Co., Ltd.	3,200	49,995

Rakuten, Inc.	7,500	56,623

Resona Holdings, Inc.	85,036	429,651

Seven & i Holdings Co., Ltd.	2,500	108,857

Shikoku Electric Power Co., Inc.	6,300	79,834

Shimizu Corp.	9,500	80,847

Shionogi & Co., Ltd.	1,000	61,678

Sony Corp.	3,800	190,406

Sumitomo Mitsui Financial Group, Inc.	15,800	587,791

Sundrug Co., Ltd.	2,500	80,006

Suzuki Motor Corp.	1,900	99,219

Taisei Corp.	1,200	56,499

Takeda Pharmaceutical Co., Ltd.	6,100	246,277

Takeda Pharmaceutical Co., Ltd. ADR	5,993	119,680

Tokyo Electric Power Co. Holdings, Inc.(1)	21,000	129,254

Tokyo Gas Co., Ltd.	3,200	84,145

Toyota Motor Corp.	1,200	73,860

Tsuruha Holdings, Inc.	500	46,283

United Urban Investment Corp.	69	110,165

Welcia Holdings Co., Ltd.	1,500	56,895

Yahoo! Japan Corp.	23,900	64,601

		$7,361,854

Netherlands — 3.6%

Aegon NV	36,882	$190,006

Coca-Cola European Partners PLC	4,499	214,062

ING Groep NV	41,577	493,345

Koninklijke Ahold Delhaize NV	9,222	242,964

Unilever NV	5,066	271,285

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)

Wolters Kluwer NV	3,525	$219,223

		$1,630,885

Norway — 0.5%

DNB ASA	4,086	$72,523

Telenor ASA	7,631	144,470

		$216,993

Singapore — 1.7%

Ascendas Real Estate Investment Trust	63,000	$128,478

CapitaLand Mall Trust	44,000	78,573

CapitaLand, Ltd.	19,000	47,105

City Developments, Ltd.	12,000	82,133

Singapore Telecommunications, Ltd.	63,000	140,416

StarHub, Ltd.	28,726	38,068

Suntec Real Estate Investment Trust	63,000	90,395

UOL Group, Ltd.	19,000	94,026

Wilmar International, Ltd.	25,000	61,919

		$761,113

Spain — 3.4%

Banco Bilbao Vizcaya Argentaria SA	81,031	$480,931

CaixaBank SA	21,071	79,690

Endesa SA	7,215	180,458

Iberdrola SA	50,772	419,655

Repsol SA	7,808	137,054

Telefonica SA	28,326	243,648

		$1,541,436

Sweden — 0.1%

Telia Co. AB	14,272	$62,197

		$62,197

Switzerland — 9.5%

ABB, Ltd.	4,675	$89,483

Adecco Group AG	2,131	106,787

Barry Callebaut AG	55	93,570

Geberit AG	474	185,301

Kuehne & Nagel International AG	468	63,288

Nestle SA	12,248	1,067,828

Novartis AG	10,884	950,182

Roche Holding AG PC	3,673	977,149

Swisscom AG	880	421,786

Zurich Insurance Group AG	1,020	320,130

		$4,275,504

Security	Shares	Value

United Kingdom — 10.1%

Antofagasta PLC	5,311	$60,715

Aviva PLC	43,569	236,955

BP PLC	34,322	234,459

British American Tobacco PLC	10,998	387,680

BT Group PLC	102,272	311,868

Centamin PLC	27,714	42,863

Centrica PLC	75,791	136,200

Imperial Brands PLC	13,574	450,576

J Sainsbury PLC	85,610	320,562

Legal & General Group PLC	74,625	254,240

Lloyds Banking Group PLC	407,046	310,317

National Grid PLC	18,636	202,935

Reckitt Benckiser Group PLC	1,644	126,497

Rio Tinto PLC	5,957	329,554

Rolls-Royce Holdings PLC	5,074	58,977

Royal Dutch Shell PLC, Class A	6,580	203,983

Royal Mail PLC	51,938	182,999

Smith & Nephew PLC	4,054	76,372

Tesco PLC	63,504	185,904

Unilever PLC	2,310	121,354

Vodafone Group PLC	175,721	320,477

		$4,555,487

United States — 0.1%

Hecla Mining Co.	11,721	$31,647

Newmont Mining Corp.	637	21,728

		$53,375

Total Common Stocks (identified cost $37,524,176)		$38,978,241

Short-Term Investments — 11.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(3)	5,349,865	$5,349,865

Total Short-Term Investments (identified cost $5,349,459)		$5,349,865

Total Investments — 98.1% (identified cost $42,873,635)		$44,328,106

Other Assets, Less Liabilities — 1.9%		$838,073

Net Assets — 100.0%		$45,166,179

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $218,828 or 0.5% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	16.8%	$7,609,806

Health Care	11.5	5,191,669

Materials	11.1	5,006,632

Consumer Staples	11.0	4,983,663

Communication Services	7.8	3,514,495

Consumer Discretionary	6.7	3,012,020

Utilities	6.3	2,824,201

Industrials	5.7	2,580,440

Energy	4.4	1,971,455

Real Estate	3.6	1,648,720

Information Technology	1.4	635,140

Short-Term Investments	11.8	5,349,865

Total Investments	98.1%	$44,328,106

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	427,290	USD	306,674	State Street Bank and Trust Company	3/20/19	$4,122	$—

CAD	268,226	USD	201,913	State Street Bank and Trust Company	3/20/19	2,452	—

CHF	120,289	USD	122,493	State Street Bank and Trust Company	3/20/19	—	(1,017)

DKK	4,050,990	USD	618,645	State Street Bank and Trust Company	3/20/19	4,956	—

DKK	416,752	USD	63,795	State Street Bank and Trust Company	3/20/19	359	—

EUR	174,290	USD	199,026	State Street Bank and Trust Company	3/20/19	1,224	—

EUR	292,411	USD	335,915	State Street Bank and Trust Company	3/20/19	48	—

EUR	174,725	USD	200,936	State Street Bank and Trust Company	3/20/19	—	(186)

EUR	927,162	USD	1,067,626	State Street Bank and Trust Company	3/20/19	—	(2,369)

GBP	927,455	USD	1,171,520	State Street Bank and Trust Company	3/20/19	47,696	—

GBP	881,228	USD	1,120,515	State Street Bank and Trust Company	3/20/19	37,931	—

GBP	876,950	USD	1,131,492	State Street Bank and Trust Company	3/20/19	21,332	—

GBP	112,362	USD	142,037	State Street Bank and Trust Company	3/20/19	5,673	—

GBP	98,945	USD	124,842	State Street Bank and Trust Company	3/20/19	5,229	—

GBP	163,090	USD	214,967	State Street Bank and Trust Company	3/20/19	—	(571)

ILS	122,909	USD	32,974	State Street Bank and Trust Company	3/20/19	931	—

JPY	421,825,455	USD	3,766,981	State Street Bank and Trust Company	3/20/19	119,569	—

JPY	69,281,852	USD	616,441	State Street Bank and Trust Company	3/20/19	21,897	—

JPY	140,241,288	USD	1,284,314	State Street Bank and Trust Company	3/20/19	7,820	—

JPY	13,404,336	USD	118,962	State Street Bank and Trust Company	3/20/19	4,540	—

JPY	16,132,104	USD	146,988	State Street Bank and Trust Company	3/20/19	1,647	—

JPY	20,997,094	USD	193,264	State Street Bank and Trust Company	3/20/19	196	—

NOK	2,184,008	USD	254,321	State Street Bank and Trust Company	3/20/19	5,157	—

SEK	1,504,884	USD	167,056	State Street Bank and Trust Company	3/20/19	—	(152)

SEK	7,864,305	USD	873,612	State Street Bank and Trust Company	3/20/19	—	(1,399)

USD	132,632	AUD	186,968	State Street Bank and Trust Company	3/20/19	—	(3,361)

USD	469,990	AUD	651,450	State Street Bank and Trust Company	3/20/19	—	(3,851)

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,341,539	AUD	3,256,144	State Street Bank and Trust Company	3/20/19	$—	$(26,866)

USD	246,641	CAD	326,874	State Street Bank and Trust Company	3/20/19	—	(2,409)

USD	153,106	CAD	204,170	State Street Bank and Trust Company	3/20/19	—	(2,454)

USD	141,144	CAD	188,748	State Street Bank and Trust Company	3/20/19	—	(2,666)

USD	113,212	CAD	153,430	State Street Bank and Trust Company	3/20/19	—	(3,689)

USD	934,019	CAD	1,234,507	State Street Bank and Trust Company	3/20/19	—	(6,569)

USD	995,802	CAD	1,329,973	State Street Bank and Trust Company	3/20/19	—	(17,522)

USD	928,780	CHF	913,289	State Street Bank and Trust Company	3/20/19	6,476	—

USD	164,654	CHF	161,719	State Street Bank and Trust Company	3/20/19	1,339	—

USD	249,843	DKK	1,630,281	State Street Bank and Trust Company	3/20/19	—	(1,119)

USD	360,223	EUR	312,554	State Street Bank and Trust Company	3/20/19	1,116	—

USD	426,103	EUR	370,744	State Street Bank and Trust Company	3/20/19	139	—

USD	166,665	EUR	145,926	State Street Bank and Trust Company	3/20/19	—	(996)

USD	859,193	EUR	754,155	State Street Bank and Trust Company	3/20/19	—	(7,289)

USD	1,024,950	GBP	782,331	State Street Bank and Trust Company	3/20/19	—	(3,489)

USD	39,576	HKD	308,719	State Street Bank and Trust Company	3/20/19	162	—

USD	232,603	JPY	25,719,358	State Street Bank and Trust Company	3/20/19	—	(4,366)

USD	35,071	NOK	298,973	State Street Bank and Trust Company	3/20/19	—	(449)

USD	139,290	NOK	1,197,049	State Street Bank and Trust Company	3/20/19	—	(2,929)

USD	15,035	SGD	20,609	State Street Bank and Trust Company	3/20/19	—	(290)

USD	156,101	SGD	214,035	State Street Bank and Trust Company	3/20/19	—	(3,047)

CNY	884,497	USD	129,768	State Street Bank and Trust Company	3/27/19	2,159	—

USD	26,527	CNY	183,230	State Street Bank and Trust Company	3/27/19	—	(803)

USD	240,177	CNY	1,661,424	State Street Bank and Trust Company	3/27/19	—	(7,633)

						$304,170	$(107,491)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Equity Futures

Euro Stoxx 50 Index	16	Long	3/15/19	$578,463	$22,905

FTSE 100 Index	3	Long	3/15/19	272,188	7,606

FTSE China A50 Index	38	Long	2/27/19	439,052	15,749

MSCI Emerging Markets Index	15	Long	3/15/19	798,450	73,235

TOPIX Index	8	Long	3/7/19	1,155,469	59,221

					$178,716

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

FTSE 100 Index:  Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

FTSE China A50 Index:  Free-float adjusted, liquidity-screened index comprising the largest 50 A-share companies by full market capitalization of the securities listed on the Shanghai and Shenzhen Stock Exchanges.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

ILS	–	Israeli Shekel

JPY	–	Japanese Yen

NOK	–	Norwegian Krone

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

USD	–	United States Dollar

18	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Statements of Assets and Liabilities (Unaudited)

	January 31, 2019
Assets	Global Equity Fund	International Equity Fund

Unaffiliated investments, at value (identified cost, $52,802,083 and $37,524,176, respectively)	$56,764,796	$38,978,241

Affiliated investment, at value (identified cost, $5,250,574 and $5,349,459, respectively)	5,251,011	5,349,865

Cash	899,321	412,550

Deposits for derivatives collateral — financial futures contracts	92,731	163,217

Foreign currency, at value (identified cost, $260,479 and $82,675, respectively)	261,272	83,458

Dividends receivable	86,243	22,268

Dividends receivable from affiliated investment	8,683	8,837

Receivable for investments sold	129,040	135,411

Receivable for Fund shares sold	70,195	—

Receivable for variation margin on open financial futures contracts	16,061	33,290

Receivable for open forward foreign currency exchange contracts	348,367	304,170

Tax reclaims receivable	133,870	31,841

Receivable from affiliates	23,270	13,077

Total assets	$64,084,860	$45,536,225

Liabilities

Payable for investments purchased	$97,849	$180,625

Payable for Fund shares redeemed	43,228	50

Payable for open forward foreign currency exchange contracts	203,501	107,491

Payable to affiliates:

Investment adviser and administration fee	43,044	29,237

Distribution and service fees	4,110	177

Accrued expenses	72,123	52,466

Total liabilities	$463,855	$370,046

Net Assets	$63,621,005	$45,166,179

Sources of Net Assets

Paid-in capital	$62,390,912	$43,369,096

Distributable earnings	1,230,093	1,797,083

Total	$63,621,005	$45,166,179

Class A Shares

Net Assets	$9,578,299	$837,391

Shares Outstanding	833,281	75,542

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.49	$11.09

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.19	$11.77

Class C Shares

Net Assets	$2,508,065	$—

Shares Outstanding	218,958	—

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.45	$—

Class I Shares

Net Assets	$51,534,641	$44,328,788

Shares Outstanding	4,480,286	3,986,937

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.50	$11.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2019
Investment Income	Global Equity Fund	International Equity Fund

Dividends (net of foreign taxes, $32,984 and $10,556, respectively)	$1,351,535	$160,807

Interest	5,262	616

Dividends from affiliated investment	57,517	26,633

Total investment income	$1,414,314	$188,056

Expenses

Investment adviser and administration fee	$320,572	$66,549

Distribution and service fees

Class A	14,117	1,270

Class C	14,277	—

Trustees’ fees and expenses	2,409	1,410

Custodian fee	49,585	33,874

Transfer and dividend disbursing agent fees	13,397	1,768

Legal and accounting services	23,189	19,277

Printing and postage	11,422	3,293

Registration fees	24,030	16,192

Miscellaneous	2,742	5,715

Total expenses	$475,740	$149,348

Deduct —

Allocation of expenses to affiliates	$85,553	$72,137

Total expense reductions	$85,553	$72,137

Net expenses	$390,187	$77,211

Net investment income	$1,024,127	$110,845

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,268,472)	$(126,040)

Investment transactions — affiliated investment	(907)	(165)

Financial futures contracts	99,440	55,110

Foreign currency transactions	(86,402)	(13,263)

Forward foreign currency exchange contracts	93,031	(8,319)

Net realized loss	$(2,163,310)	$(92,677)

Change in unrealized appreciation (depreciation) —

Investments	$(2,492,565)	$1,268,746

Investments — affiliated investment	437	406

Financial futures contracts	133,446	178,716

Foreign currency	30,786	4,150

Forward foreign currency exchange contracts	12,168	189,014

Net change in unrealized appreciation (depreciation)	$(2,315,728)	$1,641,032

Net realized and unrealized gain (loss)	$(4,479,038)	$1,548,355

Net increase (decrease) in net assets from operations	$(3,454,911)	$1,659,200

20	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Statements of Changes in Net Assets

	Six Months Ended January 31, 2019 (Unaudited)
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$1,024,127	$110,845

Net realized loss	(2,163,310)	(92,677)

Net change in unrealized appreciation (depreciation)	(2,315,728)	1,641,032

Net increase (decrease) in net assets from operations	$(3,454,911)	$1,659,200

Distributions to shareholders(1) —

Class A	$(793,884)	$(4,444)

Class C	(180,346)	—

Class I	(5,130,438)	(298,289)

Total distributions to shareholders	$(6,104,668)	$(302,733)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$864,332	$16,411

Class C	66,713	—

Class I	6,238,052	36,820,305

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	793,884	4,444

Class C	180,346	—

Class I	5,129,863	259,117

Cost of shares redeemed

Class A	(3,047,170)	(234,076)

Class C	(485,386)	—

Class I	(22,812,738)	(676,073)

Net increase (decrease) in net assets from Fund share transactions	$(13,072,104)	$36,190,128

Net increase (decrease) in net assets	$(22,631,683)	$37,546,595

Net Assets

At beginning of period	$86,252,688	$7,619,584

At end of period	$63,621,005	$45,166,179

(1)	The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

21	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$1,834,101	$169,713

Net realized gain	6,175,809	477,438

Net change in unrealized appreciation (depreciation)	(3,141,731)	(604,878)

Net increase in net assets from operations	$4,868,179	$42,273

Distributions to shareholders —

From net investment income

Class A	$(186,864)	$(22,401)

Class C	(20,989)	—

Class I	(1,448,256)	(151,042)

From net realized gain

Class A	(550,341)	—

Class C	(118,345)	—

Class I	(3,648,965)	—

Total distributions to shareholders	$(5,973,760)	$(173,443)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$3,703,771	$363,552

Class C	289,061	—

Class I	15,040,130	442,574

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	737,205	22,401

Class C	139,334	—

Class I	4,616,826	14,366

Cost of shares redeemed

Class A	(5,034,793)	(310,840)

Class C	(83,221)	—

Class I	(34,084,687)	(993,272)

Net decrease in net assets from Fund share transactions	$(14,676,374)	$(461,219)

Net decrease in net assets	$(15,781,955)	$(592,389)

Net Assets

At beginning of year	$102,034,643	$8,211,973

At end of year(1)	$86,252,688	$7,619,584

(1)

Includes accumulated undistributed net investment income of $1,273,671 and $128,475, respectively, at July 31, 2018. The requirement to disclose the corresponding amounts as of January 31, 2019 was eliminated.

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Financial Highlights

	Global Equity Fund — Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$12.830		$12.890		$12.290		$12.120		$12.160		$11.400

Income (Loss) From Operations

Net investment income(1)	$0.147		$0.209		$0.148		$0.163		$0.153		$0.199

Net realized and unrealized gain (loss)	(0.586)		0.465		0.890		0.716		0.361		1.050

Total income (loss) from operations	$(0.439)		$0.674		$1.038		$0.879		$0.514		$1.249

Less Distributions

From net investment income	$(0.300)		$(0.186)		$(0.058)		$(0.237)		$(0.174)		$(0.144)

From net realized gain	(0.601)		(0.548)		(0.380)		(0.472)		(0.380)		(0.345)

Total distributions	$(0.901)		$(0.734)		$(0.438)		$(0.709)		$(0.554)		$(0.489)

Net asset value — End of period	$11.490		$12.830		$12.890		$12.290		$12.120		$12.160

Total Return(2)	(2.97	)%(3)(4)	5.16	%(3)	8.80	%(3)	7.95	%(3)	4.30	%(3)	11.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,578		$12,181		$12,841		$7,041		$8,861		$12,425

Ratios (as a percentage of average daily net assets):

Expenses	1.15	%(3)(5)	1.15	%(3)(6)(7)	1.17	%(3)(6)	1.20	%(3)	1.30	%(3)	1.40%

Net investment income	2.38	%(5)	1.62%		1.20%		1.42%		1.26%		1.68%

Portfolio Turnover	45	%(4)	95%		109%		83%		87%		84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.21%, 0.19%, 0.20%, 0.19% and 0.13% of average daily net assets for the six months ended January 31, 2019 and the years ended July 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(7)	Includes interest expense of 0.01%.

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Financial Highlights — continued

	Global Equity Fund — Class C
	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018		Period Ended July 31, 2017(1)

Net asset value — Beginning of period	$12.730		$12.810		$11.920

Income (Loss) From Operations

Net investment income(2)	$0.099		$0.115		$0.045

Net realized and unrealized gain (loss)	(0.575)		0.450		1.306

Total income (loss) from operations	$(0.476)		$0.565		$1.351

Less Distributions

From net investment income	$(0.203)		$(0.097)		$(0.081)

From net realized gain	(0.601)		(0.548)		(0.380)

Total distributions	$(0.804)		$(0.645)		$(0.461)

Net asset value — End of period	$11.450		$12.730		$12.810

Total Return(3)(4)	(3.33	)%(5)	4.39%		11.61	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,508		$3,040		$2,713

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.90	%(6)	1.90	%(7)(8)	1.91	%(6)(7)

Net investment income	1.61	%(6)	0.91%		0.55	%(6)

Portfolio Turnover	45	%(5)	95%		109	%(9)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.21%, 0.19% and 0.21% of average daily net assets for the six months ended January 31, 2019, the year ended July 31, 2018 and the period from the start of business, December 1, 2016, to July 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the year ended July 31, 2018 and the period ended July 31, 2017, respectively).

(8)	Includes interest expense of 0.01%.

(9)	For the year ended July 31, 2017.

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Financial Highlights — continued

	Global Equity Fund — Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$12.860		$12.920		$12.310		$12.150		$12.200		$11.430

Income (Loss) From Operations

Net investment income(1)	$0.163		$0.242		$0.181		$0.191		$0.188		$0.227

Net realized and unrealized gain (loss)	(0.588)		0.463		0.891		0.715		0.353		1.055

Total income (loss) from operations	$(0.425)		$0.705		$1.072		$0.906		$0.541		$1.282

Less Distributions

From net investment income	$(0.334)		$(0.217)		$(0.082)		$(0.274)		$(0.211)		$(0.167)

From net realized gain	(0.601)		(0.548)		(0.380)		(0.472)		(0.380)		(0.345)

Total distributions	$(0.935)		$(0.765)		$(0.462)		$(0.746)		$(0.591)		$(0.512)

Net asset value — End of period	$11.500		$12.860		$12.920		$12.310		$12.150		$12.200

Total Return(2)	(2.82	)%(3)(4)	5.40	%(3)	9.08	%(3)	8.21	%(3)	4.53	%(3)	11.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,535		$71,032		$86,481		$57,147		$58,161		$42,075

Ratios (as a percentage of average daily net assets):

Expenses	0.90	%(3)(5)	0.90	%(3)(6)(7)	0.92	%(3)(6)	0.95	%(3)	1.02	%(3)	1.15%

Net investment income	2.63	%(5)	1.88%		1.47%		1.66%		1.54%		1.91%

Portfolio Turnover	45	%(4)	95%		109%		83%		87%		84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.21%, 0.19%, 0.20%, 0.19% and 0.14% of average daily net assets for the six months ended January 31, 2019 and the years ended July 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(7)	Includes interest expense of 0.01%.

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Financial Highlights — continued

	International Equity Fund — Class A

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$11.590		$11.780		$10.640		$11.180	$11.660	$11.220

Income (Loss) From Operations

Net investment income(1)	$0.075		$0.233		$0.156		$0.160	$0.160	$0.319	(2)

Net realized and unrealized gain (loss)	(0.526)		(0.177)		1.169		(0.538)	(0.268)	0.845

Total income (loss) from operations	$(0.451)		$0.056		$1.325		$(0.378)	$(0.108)	$1.164

Less Distributions

From net investment income	$(0.009)		$(0.246)		$(0.185)		$(0.054)	$(0.219)	$(0.256)

From net realized gain	(0.040)		—		—		(0.108)	(0.153)	(0.468)

Total distributions	$(0.049)		$(0.246)		$(0.185)		$(0.162)	$(0.372)	$(0.724)

Net asset value — End of period	$11.090		$11.590		$11.780		$10.640	$11.180	$11.660

Total Return(3)(4)	(3.86	)%(5)	0.46%		12.69%		(3.31)%	(0.70)%	10.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$837		$1,113		$1,057		$818	$883	$503

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15	%(6)	1.15	%(7)(8)	1.18	%(7)	1.20%	1.31%	1.40%

Net investment income	1.36	%(6)	1.98%		1.44%		1.55%	1.43%	2.74	%(2)

Portfolio Turnover	25	%(5)	98%		107%		88%	95%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.86%, 1.87%, 2.08%, 1.88%, 1.62% and 1.71% of average daily net assets for the six months ended January 31, 2019 and the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(8)	Includes interest expense of 0.01%.

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Financial Highlights — continued

	International Equity Fund — Class I

	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$11.640		$11.830		$10.680		$11.230	$11.700	$11.250

Income (Loss) From Operations

Net investment income(1)	$0.071		$0.257		$0.191		$0.177	$0.176	$0.321	(2)

Net realized and unrealized gain (loss)	(0.513)		(0.173)		1.168		(0.538)	(0.250)	0.864

Total income (loss) from operations	$(0.442)		$0.084		$1.359		$(0.361)	$(0.074)	$1.185

Less Distributions

From net investment income	$(0.038)		$(0.274)		$(0.209)		$(0.081)	$(0.243)	$(0.267)

From net realized gain	(0.040)		—		—		(0.108)	(0.153)	(0.468)

Total distributions	$(0.078)		$(0.274)		$(0.209)		$(0.189)	$(0.396)	$(0.735)

Net asset value — End of period	$11.120		$11.640		$11.830		$10.680	$11.230	$11.700

Total Return(3)(4)	(3.74	)%(5)	0.60%		13.09%		(3.13)%	(0.48)%	10.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,329		$6,507		$7,155		$5,701	$8,832	$8,765

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.90	%(6)	0.90	%(7)(8)	0.93	%(7)	0.95%	1.08%	1.15%

Net investment income	1.31	%(6)	2.18%		1.75%		1.70%	1.57%	2.75	%(2)

Portfolio Turnover	25	%(5)	98%		107%		88%	95%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.86%, 1.87%, 2.07%, 1.88%, 1.61% and 1.71% of average daily net assets for the six months ended January 31, 2018 and the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(8)	Includes interest expense of 0.01%.

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. The International Equity Fund offers two classes of shares and the Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates.

28

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

29

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at January 31, 2019, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$58,575,908	$42,917,153

Gross unrealized appreciation	$6,722,379	$2,315,363

Gross unrealized depreciation	(3,004,168)	(529,015)

Net unrealized appreciation	$3,718,211	$1,786,348

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the six months ended January 31, 2019, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$320,572	$66,549

Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding interest expense, taxes or litigation expenses) and acquired fund fees and expenses of unaffiliated funds exceed 1.15%, 1.90% and 0.90% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2019. Pursuant to these agreements, EVM and Hexavest were allocated $85,553 and $72,137 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the six months ended January 31, 2019.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2019 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$1,442	$609

EVD’s Class A Sales Charges	$1,115	$77

30

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2019 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$14,117	$1,270

Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2019, Global Equity Fund paid or accrued to EVD $10,708 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2019 amounted to $3,569 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2019, the Funds were informed that EVD received no CDSCs paid by Class A or Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2019 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$33,129,858	$34,566,745

Sales	$50,757,084	$3,821,670

31

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Six Months Ended January 31, 2019 (Unaudited)
	Class A	Class C	Class I

Sales	72,021	5,524	514,037

Issued to shareholders electing to receive payments of distributions in Fund shares	73,644	16,776	475,868

Redemptions	(261,789)	(42,125)	(2,032,702)

Net decrease	(116,124)	(19,825)	(1,042,797)

	Year Ended July 31, 2018
	Class A	Class C	Class I

Sales	286,532	22,601	1,160,752

Issued to shareholders electing to receive payments of distributions in Fund shares	57,594	10,920	360,408

Redemptions	(390,686)	(6,549)	(2,690,644)

Net increase (decrease)	(46,560)	26,972	(1,169,484)

International Equity Fund
	Six Months Ended January 31, 2019 (Unaudited)
	Class A	Class I

Sales	1,481	3,466,641

Issued to shareholders electing to receive payments of distributions in Fund shares	430	25,011

Redemptions	(22,394)	(63,613)

Net increase (decrease)	(20,483)	3,428,039

	Year Ended July 31, 2018
	Class A	Class I

Sales	30,724	36,687

Issued to shareholders electing to receive payments of distributions in Fund shares	1,911	1,222

Redemptions	(26,347)	(83,687)

Net increase (decrease)	6,288	(45,778)

At January 31, 2019, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 36.3% of the value of the outstanding shares of Global Equity Fund.

At January 31, 2019, EVM owned 12.3% of the value of the outstanding shares of International Equity Fund.

32

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Portfolio of Investments. At January 31, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk: The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At January 31, 2019, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Global Equity Fund	International Equity Fund

$203,501	$107,491

At January 31, 2019, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

33

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$133,446	(1)	$—

Foreign Exchange	Forward foreign currency exchange contracts	348,367	(2)	(203,501	)(3)

Total		$481,813		$(203,501)

Derivatives not subject to master netting agreement		$133,446		$—

Total Derivatives subject to master netting agreement		$348,367		$(203,501)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$178,716	(1)	$—

Foreign Exchange	Forward foreign currency exchange contracts	304,170	(2)	(107,491	)(3)

Total		$482,886		$(107,491)

Derivatives not subject to master netting agreement		$178,716		$—

Total Derivatives subject to master netting agreement		$304,170		$(107,491)

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of January 31, 2019.

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$348,367	$(203,501)	$—	$—	$144,866

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(203,501)	$203,501	$—	$—	$—

34

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$304,170	$(107,491)	$—	$—	$196,679

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(107,491)	$107,491	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended January 31, 2019 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$99,440	$133,446

Foreign Exchange	Forward foreign currency exchange contracts	93,031	12,168

Total		$192,471	$145,614

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$55,110	$178,716

Foreign Exchange	Forward foreign currency exchange contracts	(8,319)	189,014

Total		$46,791	$367,730

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

35

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$2,075,000	$1,027,000

Forward Foreign Currency Exchange Contracts*	$35,265,000	$9,121,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2019.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Notes to Financial Statements (Unaudited) — continued

At January 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$48,946	$8,024,559	$—	$8,073,505

Developed Europe	119,616	14,525,797	—	14,645,413

North America	34,045,878	—	—	34,045,878

Total Common Stocks	$34,214,440	$22,550,356 *	$—	$56,764,796

Short-Term Investments	$—	$5,251,011	$—	$5,251,011

Total Investments	$34,214,440	$27,801,367	$—	$62,015,807

Forward Foreign Currency Exchange Contracts	$—	$348,367	$—	$348,367

Futures Contracts	114,288	19,158	—	133,446

Total	$34,328,728	$28,168,892	$—	$62,497,620

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(203,501)	$—	$(203,501)

Total	$—	$(203,501)	$—	$(203,501)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$119,680	$11,440,743	$—	$11,560,423

Developed Europe	214,062	24,464,582	—	24,678,644

North America	2,739,174	—	—	2,739,174

Total Common Stocks	$3,072,916	$35,905,325 *	$—	$38,978,241

Short-Term Investments	$—	$5,349,865	$—	$5,349,865

Total Investments	$3,072,916	$41,255,190	$—	$44,328,106

Forward Foreign Currency Exchange Contracts	$—	$304,170	$—	$304,170

Futures Contracts	73,235	105,481	—	178,716

Total	$3,146,151	$41,664,841	$—	$44,810,992

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(107,491)	$—	$(107,491)

Total	$—	$(107,491)	$—	$(107,491)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

37

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to each Fund were as follows:

	Hexavest Global Equity Fund		Hexavest International Equity Fund
	Number of Shares		Number of Shares
Nominee for Trustee	For	Withheld	For	Withheld

Mark R. Fetting	2,947,710	22,676	131,832	5,483

Keith Quinton	2,947,710	22,676	131,832	5,483

Marcus L. Smith	2,947,710	22,676	131,832	5,483

Susan J. Sutherland	2,950,301	20,085	131,832	5,483

Scott E. Wennerholm	2,947,710	22,676	131,832	5,483

Results are rounded to the nearest whole number.

38

Eaton Vance

Hexavest Equity Funds

January 31, 2019

Officers and Trustees

Officers of Eaton Vance Hexavest Equity Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Equity Funds

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21088    1.31.19

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

Semiannual Report

January 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report January 31, 2019

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	21

Important Notices	22

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Performance1,2

Portfolio Managers Christopher Haskamp, CFA and Thomas B. Lee, CFA each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	08/01/2018	08/01/2018	—	—	—	–8.96%
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	1.10%	1.95%	0.66%	1.09%

% Total Annual Operating Expense Ratios[3]						Institutional Class
Gross						1.16%
Net						0.99

Fund Profile

Asset Allocation (% of net assets)[4]

	Long Positions	Short Positions
Equity Indexes	40.0%	70.4%
Fixed Income	127.4	87.0
Commodities	30.6	48.7
Currencies	44.7	79.5
Total Futures Contracts Exposure	242.7%	285.6%

Short-Term Investments
U.S. Treasury Obligations*	95.2%	—
Other	5.6	—
Total Short-Term Investments	100.8%	—

*	Short-term investments may be held as collateral for the Fund’s derivative positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Endnotes and Additional Disclosures

[1]

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Cumulative Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, for purposes of the asset allocation chart.

Fund profile subject to change due to active management.

3

Eaton Vance

Parametric Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2018 – January 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/18)	Ending Account Value (1/31/19)	Expenses Paid During Period* (8/1/18 – 1/31/19)		Annualized Expense Ratio

Actual*
Institutional Class	$1,000.00	$910.40	$4.77	**	0.99%

Hypothetical*
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.20	$5.04	**	0.99%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on August 1, 2018.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 100.8%

U.S. Treasury Obligations — 95.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes, 1.00%, 8/31/19(1)	$6,750	$6,691,333

U.S. Treasury Notes, 1.50%, 11/30/19	1,500	1,487,109

U.S. Treasury Notes, 1.625%, 7/31/19(1)	7,500	7,469,092

U.S. Treasury Notes, 1.625%, 12/31/19	5,100	5,056,969

Total U.S. Treasury Obligations (identified cost $20,697,073)		$20,704,503

Other — 5.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.61%(2)	1,213,376	$1,213,376

Total Other (identified cost $1,213,349)		$1,213,376

Total Short-Term Investments (identified cost $21,910,422)		$21,917,879

Total Investments — 100.8% (identified cost $21,910,422)		$21,917,879

Other Assets, Less Liabilities — (0.8)%		$(170,895)

Net Assets — 100.0%		$21,746,984

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019.

5	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	6	Long	2/28/19	$365,040	$21,765

Cocoa	8	Long	3/14/19	173,440	(11,553)

Cocoa	1	Long	5/15/19	22,090	(4)

Feeder Cattle	5	Long	4/18/19	360,688	(23)

LME Copper	1	Long	2/20/19	153,981	6,497

LME Lead	4	Long	2/20/19	210,700	13,939

LME Nickel	5	Long	2/18/19	372,675	38,605

LME Nickel	1	Long	3/20/19	74,679	(13)

LME Primary Aluminum	15	Long	2/20/19	712,875	15,897

LME Zinc	3	Long	2/20/19	205,388	18,161

Low Sulphur Gasoil	17	Long	3/12/19	989,825	88,584

Natural Gas	23	Long	2/26/19	647,220	(8,595)

Natural Gas	3	Long	3/27/19	82,950	(11)

NY Harbor ULSD	12	Long	2/28/19	946,210	58,617

Soybean	8	Long	3/14/19	366,100	3,068

WTI Crude Oil	18	Long	2/20/19	968,220	95,284

Coffee	19	Short	3/19/19	(754,538)	66,126

Coffee	1	Short	5/20/19	(40,875)	(4)

Corn	41	Short	3/14/19	(771,825)	12,449

Corn	29	Short	5/14/19	(558,613)	(116)

Cotton No. 2	21	Short	3/7/19	(781,200)	4,088

Gold	6	Short	4/26/19	(795,120)	(19,709)

Hard Red Winter Wheat	8	Short	3/14/19	(199,600)	6,685

Hard Red Winter Wheat	22	Short	5/14/19	(559,625)	(88)

Lean Hogs	8	Short	4/12/19	(192,720)	19,020

Live Cattle	15	Short	4/30/19	(757,800)	(866)

LME Copper	1	Short	2/20/19	(153,981)	(290)

LME Copper	1	Short	3/20/19	(154,187)	(6,646)

LME Lead	4	Short	2/20/19	(210,700)	(11,186)

LME Lead	4	Short	3/20/19	(211,150)	(14,436)

LME Nickel	5	Short	2/18/19	(372,675)	(45,755)

LME Nickel	12	Short	3/20/19	(896,148)	(108,302)

LME Primary Aluminum	15	Short	2/20/19	(712,875)	18,241

LME Primary Aluminum	16	Short	3/20/19	(764,600)	(17,106)

LME Zinc	3	Short	2/20/19	(205,388)	(10,827)

LME Zinc	3	Short	3/20/19	(205,387)	(18,514)

RBOB Gasoline	3	Short	2/28/19	(173,578)	(8,278)

Silver	2	Short	3/27/19	(160,720)	(16,433)

Sugar No. 11	13	Short	2/28/19	(185,349)	(2,843)

Wheat	30	Short	3/14/19	(774,750)	5,943

Equity Futures

Amsterdam Exchange Index	9	Long	2/15/19	1,070,025	46,866

CAC 40 Index	18	Long	2/15/19	1,029,241	44,598

6	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

CBOE Volatility Index	117	Long	4/17/19	$2,097,225	$(916)

FTSE 100 Index	11	Long	3/15/19	998,023	35,339

FTSE MIB Index	9	Long	3/15/19	1,016,242	59,873

IBEX 35 Index	24	Long	2/15/19	2,492,719	75,238

CBOE Volatility Index	116	Short	3/19/19	(2,061,900)	(1,445)

DAX 30 Index	2	Short	3/15/19	(639,366)	(28,442)

E-mini S&P 500 Index	27	Short	3/15/19	(3,651,075)	(149,773)

Hang Seng Index	3	Short	2/27/19	(538,720)	(11,452)

Nikkei 225 Index	11	Short	3/7/19	(2,102,485)	(37,335)

OMX Stockholm 30 Index	31	Short	2/15/19	(520,675)	(22,844)

S&P/TSX 60 Index	26	Short	3/14/19	(3,671,799)	(221,675)

SPI 200 Index	20	Short	3/21/19	(2,115,883)	(106,256)

Foreign Currency Futures

Australian Dollar	74	Long	3/18/19	5,379,800	14,691

New Zealand Dollar	32	Long	3/18/19	2,212,160	16,356

Norwegian Krone	9	Long	3/18/19	2,137,860	25,017

British Pound Sterling	10	Short	3/18/19	(821,313)	(26,064)

Canadian Dollar	11	Short	3/19/19	(838,695)	(49)

Euro	27	Short	3/18/19	(3,876,694)	(8,204)

Japanese Yen	34	Short	3/18/19	(3,916,588)	(132,264)

Swedish Krona	4	Short	3/18/19	(887,040)	1,350

Swiss Franc	55	Short	3/18/19	(6,939,625)	58,392

Interest Rate Futures

Australia 10-Year Bond	101	Long	3/15/19	9,802,568	164,633

Euro-BTP	45	Long	3/7/19	6,673,759	327,343

Euro-OAT	32	Long	3/7/19	5,601,029	66,666

U.S. 10-Year Treasury Note	46	Long	3/20/19	5,633,563	70,992

Canada 10-Year Bond	25	Short	3/20/19	(2,618,821)	(92,256)

Euro-Bund	14	Short	3/7/19	(2,654,761)	(42,792)

Japan 10-Year Bond	5	Short	3/13/19	(7,008,951)	(46,372)

Long Gilt	41	Short	3/27/19	(6,642,896)	(63,452)

					$207,134

Abbreviations:

LME	–	London Metal Exchange

RBOB	–	Reformulated Blendstock for Oxygenate Blending

ULSD	–	Ultra-Low Sulfur Diesel

WTI	–	West Texas Intermediate

CAC 40 Index:  Cotation Assistée en Continu composed of the 40 largest companies listed on the Euronext Paris.

DAX 30 Index:  Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

Euro-BTP:  Italian government bonds with a remaining term of between 8.5 and 11 years.

7	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-OAT:  Long-term debt securities issued by the French Republic with a remaining term to maturity of 8.5 to 10.5 years.

FTSE MIB Index:  Benchmark stock market index for the Italian national stock exchange, consisting of the 40 most traded stock classes on the exchange.

IBEX 35 Index:  Capitalization-weighted index comprising the 35 most-liquid Spanish stocks traded in the Continuous Market.

Nikkei 225:  The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

OMX Stockholm 30 Index:  Market weighted price index consisting of the 30 most actively traded stocks on the Stockholm Stock Exchange.

S&P/TSX 60 Index:  Stock market index of 60 large companies listed on the Toronto Stock Exchange.

SPI 200:  Benchmark equity index futures contract in Australia based on the S&P/ASX 200 Index.

8	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2019

Unaffiliated investments, at value (identified cost, $20,697,073)	$20,704,503

Affiliated investment, at value (identified cost, $1,213,349)	1,213,376

Interest receivable	64,647

Dividends receivable from affiliated investment	2,462

Receivable for Fund shares sold	46,065

Receivable from affiliate	17,673

Total assets	$22,048,726

Liabilities

Payable for variation margin on open futures contracts	$207,775

Payable to affiliates:

Investment adviser and administration fee	14,662

Accrued expenses	79,305

Total liabilities	$301,742

Net Assets	$21,746,984

Sources of Net Assets

Paid-in capital	$23,613,236

Accumulated loss	(1,866,252)

Total	$21,746,984

Institutional Class Shares

Net Assets	$21,746,984

Shares Outstanding	2,411,860

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.02

9	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Period Ended January 31, 2019(1)

Interest	$196,989

Dividends from affiliated investment	15,194

Total investment income	$212,183

Expenses

Investment adviser and administration fee	$71,220

Trustees’ fees and expenses	841

Custodian fee	50,980

Transfer and dividend disbursing agent fees	818

Legal and accounting services	76,045

Printing and postage	4,636

Registration fees	19,320

Miscellaneous	3,622

Total expenses	$227,482

Deduct —

Allocation of expenses to affiliates	$139,259

Total expense reductions	$139,259

Net expenses	$88,223

Net investment income	$123,960

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(393)

Investment transactions — affiliated investment	6

Futures contracts	(2,013,415)

Foreign currency transactions	8,391

Net realized loss	$(2,005,411)

Change in unrealized appreciation (depreciation) —

Investments	$7,430

Investments — affiliated investment	27

Futures contracts	207,134

Foreign currency	(877)

Net change in unrealized appreciation (depreciation)	$213,714

Net realized and unrealized loss	$(1,791,697)

Net decrease in net assets from operations	$(1,667,737)

(1)	For the period from the start of business, August 1, 2018, to January 31, 2019.

10	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended January 31, 2019 (Unaudited)(1)

From operations —

Net investment income	$123,960

Net realized loss	(2,005,411)

Net change in unrealized appreciation (depreciation)	213,714

Net decrease in net assets from operations	$(1,667,737)

Distributions to shareholders	$(198,515)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$26,300,170

Net asset value of shares issued to shareholders in payment of distributions declared	198,515

Cost of shares redeemed	(2,885,449)

Net increase in net assets from Fund share transactions	$23,613,236

Net increase in net assets	$21,746,984

Net Assets

At beginning of period	$—

At end of period	$21,746,984

(1)	For the period from the start of business, August 1, 2018, to January 31, 2019.

11	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Consolidated Financial Highlights

	Institutional Class
	Period Ended January 31, 2019 (Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.066

Net realized and unrealized loss	(0.961)

Total loss from operations	$(0.895)

Less Distributions

From net investment income	$(0.085)

Total distributions	$(0.085)

Net asset value — End of period	$9.020

Total Return(3)(4)	(8.96	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,747

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.99	%(6)

Net investment income	1.39	%(6)

Portfolio Turnover	0%

(1)	For the period from the start of business, August 1, 2018, to January 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and a sub-adviser reimbursed certain operating expenses (equal to 1.56% of average daily net assets for the period ended January 31, 2019). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund commenced operations on August 1, 2018. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The Fund seeks to gain exposure to commodities, in whole or in part, through investments in SARP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same investment objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity-related investments, and may also invest in other instruments in which the Fund is permitted to invest. The net assets of the Subsidiary at January 31, 2019 were $1,203,775 or 5.5% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. The daily valuation of certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the foreign financial futures contracts.

Foreign financial futures contracts are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund.  The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

13

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of January 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments (including derivatives) denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at maturity), depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to January 31, 2019 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

14

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Fund’s investment in the Subsidiary, at January 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,977,232

Gross unrealized appreciation	$1,015,132

Gross unrealized depreciation	(2,238,382)

Net unrealized depreciation	$(1,223,250)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.80% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the period ended January 31, 2019, the investment adviser and administration fee amounted to $71,220 or 0.80% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. Pursuant to a separate investment sub-advisory agreement, EVM has also engaged Research Affiliates, LLC (Research Affiliates), a limited liability corporation, to provide certain non-discretionary sub-advisory services such as research and portfolio modeling to the Fund. EVM pays Parametric and Research Affiliates a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.99% of the Fund’s consolidated average daily net assets. This agreement may be changed or terminated after November 30, 2019. Pursuant to this agreement, EVM and Parametric were allocated $139,259 in total of the Fund’s operating expenses for the period ended January 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended January 31, 2019, EVM earned $33 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended January 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the period ended January 31, 2019.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Period Ended January 31, 2019 (Unaudited)(1)

Sales	2,704,137

Issued to shareholders electing to receive payments of distributions in Fund shares	21,839

Redemptions	(314,116)

Net increase	2,411,860

(1)	For the period from the start of business, August 1, 2018, to January 31, 2019.

At January 31, 2019, EVM owned 62.9% of the outstanding shares of the Fund.

15

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2019 is included in the Consolidated Portfolio of Investments. At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund seeks to provide exposure to “risk premia” by taking long and short positions using derivative instruments to gain market exposure across four asset classes: equities, fixed income, commodities and currencies. Risk premia are the returns assets are expected to generate in excess of the return of a risk-free investment as compensation for taking risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative(1)	Liability Derivative(1)

Commodity	Futures contracts	$492,969	$(301,598)

Equity Price	Futures contracts	261,914	(580,138)

Foreign Exchange	Futures contracts	115,806	(166,581)

Interest Rate	Futures contracts	629,634	(244,872)

Total		$1,500,323	$(1,293,189)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the period ended January 31, 2019 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Commodity	Futures contracts	$(1,420,596)	$191,371

Equity Price	Futures contracts	(649,371)	(318,224)

Foreign Exchange	Futures contracts	161,064	(50,775)

Interest Rate	Futures contracts	(104,512)	384,762

Total		$(2,013,415)	$207,134

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the period ended January 31, 2019, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$41,983,000	$48,439,000

16

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the period ended January 31, 2019.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —

U.S. Treasury Obligations	$—	$20,704,503	$—	$20,704,503

Other	—	1,213,376	—	1,213,376

Total Investments	$—	$21,917,879	$—	$21,917,879

Futures Contracts	$1,238,409	$261,914	$—	$1,500,323

Total	$1,238,409	$22,179,793	$—	$23,418,202

Liability Description

Futures Contracts	$(1,086,860)	$(206,329)	$—	$(1,293,189)

Total	$(1,086,860)	$(206,329)	$—	$(1,293,189)

17

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Board of Trustees’ Contract Approval

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Board of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on June 12 and 13, 2018 (the “Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and sub-advisory agreements with Parametric Portfolio Associates LLC, an affiliate of the Adviser (“PPA”), and Research Affiliates, LLC (“RA” and, together with PPA, the “Sub-advisers”).

In voting to approve the sub-advisory agreements with the Sub-advisers, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees, as well as the affirmative recommendation of the Adviser. Acting through a working group established by the Contract Review Committee specifically for the purpose of evaluating the sub-advisory agreements, the Contract Review Committee requested information from the Adviser and the Sub-advisers relevant to the Committee’s consideration of the sub-advisory agreements. Leading up to the Meeting, the Contract Review Committee and/or its working group held meetings (together with the Meeting, the “Meetings”) to review and evaluate information provided by the Adviser and the Sub-advisers relating to the sub-advisory agreements, including information regarding the due diligence conducted by the Adviser on the Sub-advisers. In addition, the Contract Review Committee, the working group and/or the Board met with representatives from each of the Adviser and the Sub-advisers to discuss the terms of the agreements and the plans of the Adviser and the Sub-advisers for managing the assets of the Fund upon its launch. The Board noted that, pursuant to its sub-advisory agreement, PPA will provide day-to-day investment management services to the Fund, and, pursuant to its sub-advisory agreement, RA will provide non-discretionary sub-advisory services, such as research and portfolio modeling.

Prior to voting its approval of the investment advisory and administrative agreement and the sub-advisory agreements, the Board received information from the Adviser and the Sub-advisers that the Board considered reasonably necessary to evaluate the terms of each agreement. The Board considered information furnished by the Adviser and the Sub-advisers for the Meetings relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds, noting that the most recent contract review process culminated at the April 2018 Board meeting.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information comparing the advisory and related fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);

•	Information concerning the sub-advisory fees to be payable by the Adviser to the Sub-advisers;

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Pro forma profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided by the Adviser and the Sub-advisers, including with respect to the Fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by the Sub-advisers as a result of brokerage allocation, including information with respect to “soft dollars”;

Information about the Adviser and the Sub-advisers

•	Information regarding the financial condition, ownership structure and resources of the Adviser and the Sub-advisers;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates and the Sub-advisers, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

18

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Board of Trustees’ Contract Approval — continued

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates and the Sub-advisers (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory and administrative agreement and the sub-advisory agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser and the sub-advisory agreements with the Sub-advisers, including their fee structures, are in the interests of shareholders. With respect to the sub-advisory agreements, in making this conclusion, the Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement and sub-advisory agreements for the Fund. The conclusions reached with respect to each agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-advisers.

The Board considered the Adviser’s and the Sub-advisers’ management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-advisers and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-advisers, the Board took into account the resources available to each Sub-adviser in fulfilling its duties under the sub-advisory agreements. The Board considered the ability of the Sub-advisers to provide exposure to “risk premia” through the investment strategies contemplated for the Fund. With respect to PPA, the Board took into account the abilities and experience of the Sub-adviser’s investment professionals in investing in derivatives to establish long and short investment exposure across different asset classes, including equities, fixed income, commodities and currencies. With respect to RA, the Board took into account the abilities and experience of the Sub-adviser’s investment professionals in designing and implementing a model portfolio and providing other research to be used in connection with the management of the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser, the Sub-advisers and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-advisers, taken as a whole, will be appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreements.

19

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board considered information regarding the performance of the Sub-advisers in managing a portfolio similar to that to be employed by the Fund. The Board noted that, because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund intends to establish a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary will be managed by the Adviser and the Sub-advisers pursuant to separate investment advisory and sub-advisory agreements, respectively, that will be subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by each Sub-adviser to other types of clients with investment strategies that are substantially similar to the Fund.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-advisers, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates, including PPA, with respect to the Fund are deemed not to be excessive. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, RA’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under the investment advisory and administrative agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in any benefits from economies of scale in the future.

20

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2019

Officers and Trustees

Officers of Parametric Research Affiliates Systematic Alternative Risk Premia Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Research Affiliates Systematic Alternative Risk Premia Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Non-Discretionary Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

31328    1.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019